Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,885,361.96
Total Fee Amount	398.47
Total Offset Amount	0.00
Net Fee	$ 398.47
Offering Table N/A
Offset Table N/A	N/A